ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]	16. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at December 31,
	2024	2023
Trade payables	45,417	28,557
Accrued liabilities	84,510	43,191
Accounts payable and accrued liabilities	129,927	71,748